THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
ALABAMA (2.4%)
$   15,300      Columbia, (Industrial Development Board, PCR,
                  Refunding, Alabama Power Co. Project, Series
                  1995D, due 10/01/22) ..........................   VRDN    09/03/96(a) 3.700%  $   15,300,000
     2,250      Jefferson County, (Public Improvement Revenue
                  Warrant, Briarwood Presbyterian Church Project,
                  Series 1988, due 05/01/08), LOC Amsouth
                  Bank ..........................................   VRDN    10/01/96(a) 5.362        2,250,000
     5,700      North Alabama, Environmental Improvement
                  Authority (PCR, Reynolds Metals Inc. Project,
                  Series 1985, due 12/01/00), LOC Bank of Nova
                  Scotia ........................................   VRDN    09/03/96(a) 3.700        5,700,000
     5,300      Red Bay County, (Industrial Development Board,
                  IDR, Refunding, Gates Rubber Co. Project,
                  Series 1987, due 11/01/10) ....................   VRDN    09/05/96(a) 3.547        5,300,000
       900      Stevenson, (Industrial Development Board, Mead
                  Corp. Project, Series 1986, due 11/01/16), LOC
                  Credit Suisse .................................   VRDN    09/03/96(a) 3.700          900,000
                                                                                                --------------
                                                                                                    29,450,000
                                                                                                --------------

ALASKA (0.9%)
      4,745     Alaska, (Industrial Development & Export
                  Authority, IDR, American President Lines Ltd.,
                  Series 1991, due 11/01/09), LOC Industrial Bank
                  of Japan Ltd. .................................   VRDN    09/04/96(a) 4.000        4,745,000
     1,420      Alaska, (Industrial Development Authority, IDR,
                  Providence Medical Office Building Associates
                  Project, Series 1985, due 06/01/10), LOC
                  Kredietbank N.V. ..............................   VRDN    10/01/96(a) 3.700        1,420,000
     5,100      Alaska, (State Housing Financial Corp., Series
                  1991C, due 06/01/26), LOC Swiss Bank ..........   VRDN    09/04/96(a) 3.550        5,100,000
                                                                                                --------------
                                                                                                    11,265,000
                                                                                                --------------

ARIZONA (3.5%)
      1,000     Casa Grande, (Industrial Development Authority,
                  IDR, Abbott Labs Project, Series 1983, due
                  12/01/03) .....................................   VRDN    10/01/96(a) 4.537        1,000,000
       800      Casa Grande, (Industrial Development Authority,
                  IDR, Abbott Labs Project, Series 1984, due
                  12/01/99) .....................................   VRDN    10/01/96(a) 4.537          800,000
     6,600      Maricopa County, (Pollution Control Corporation,
                  PCR, Public Service Co. of New Mexico, Palo
                  Verde Project, Series 1992A, Refunding, due
                  11/01/22), LOC Canadian Imperial Bank .........   VRDN    09/04/96(a) 3.400        6,600,000
     7,000      Mesa, (Municipal Development Corp.) .............    CP     10/10/96    3.650        7,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
ARIZONA (CONTINUED)
$   24,300      Pima County, (Industrial Development Authority,
                  IDR, Tucson Electric Co. Project, Series 1982A,
                  due 06/15/22), LOC Societe Generale ...........   VRDN    09/04/96(a) 3.500%  $   24,300,000
     3,200      Tucson, (Industrial Development Authority,
                  Reliance Group Inc., Parking Garage Revenue,
                  due 06/01/15), LOC Societe Generale ...........   VRDN    09/05/96(a) 3.625        3,200,000
                                                                                                --------------
                                                                                                    42,900,000
                                                                                                --------------

ARKANSAS (0.5%)
        750     North Little Rock, (IDR, Refunding, Noland Co.
                  Project, Series 1989, due 02/01/99), LOC
                  Wachovia Bank and Trust .......................   VRDN    09/05/96(a) 3.548          750,000
     5,175      Texarkana, (Industrial Development Board, Cooper
                  Tire and Rubber Co. Project, Series 1991, due
                  03/01/21) .....................................   VRDN    09/05/96(a) 4.150        5,175,000
                                                                                                --------------
                                                                                                     5,925,000
                                                                                                --------------

CALIFORNIA (2.6%)
      5,300     California, (Health Facilities Financing
                  Authority, Series 1996, due 07/01/22) .........   VRDN    09/03/96(a) 3.650        5,300,000
     2,000      Fresno, (IDR, Fresno MSA Limited Partnership
                  Project, due 08/01/05), LOC Bank of Nova
                  Scotia ........................................   VRDN    10/01/96(a) 5.362        2,000,000
    18,100      Los Angeles, (California Regional Airports
                  Improvement Corp., Los Angeles International
                  Airport, Series 1985, due 12/01/25), LOC
                  Societe Generale ..............................   VRDN    09/03/96(a) 3.700       18,100,000
     6,500      Los Angeles, (Unified School District, Series
                  A) ............................................   TRAN    06/30/97    4.500        6,536,240
                                                                                                --------------
                                                                                                    31,936,240
                                                                                                --------------

COLORADO (1.1%)
     13,800     Moffat County, (Pollution Control Revenue, Series
                  1984, due 07/01/10) ...........................   VRDN    09/03/96(a) 3.550       13,800,000
                                                                                                --------------

CONNECTICUT (0.8%)
      6,000     Connecticut State, (Refunding, Economic Recovery
                  Notes, Series 1995) ...........................    GO     12/15/96    4.250        6,009,179
     4,000      Connecticut State, (Special Assessment,
                  Unemployment Compensation Fund Revenue,
                  Connecticut Unemployment Services, Series
                  1993C, due 11/15/01), FGIC Insured ............   VRDN    07/01/97(a) 3.900        4,000,000
                                                                                                --------------
                                                                                                    10,009,179
                                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
DISTRICT OF COLUMBIA (4.8%)
$    2,800      District of Columbia, (Columbia Hospital for
                  Women Issue, Series 1988A, due 07/01/20), LOC
                  Mitsubishi Bank Ltd. .                            VRDN    09/04/96(a) 3.650%  $    2,800,000
     2,000      District of Columbia, (Refunding, Series 1992
                  A-2, due 10/01/07), LOC Bank of Nova Scotia ...   VRDN    09/03/96(a) 3.950        2,000,000
     6,600      District of Columbia, (Refunding, Series 1992
                  A-3, due 10/01/07), LOC Toronto Dominion
                  Bank ..........................................   VRDN    10/01/07(a) 3.950        6,600,000
     7,100      District of Columbia, (Refunding, Series 1992
                  A-4, due 10/01/07), LOC Toronto Dominion
                  Bank ..........................................   VRDN    09/03/96(a) 3.950        7,100,000
     7,000      District of Columbia, (Refunding, Series 1992
                  A-5, due 10/01/07), LOC Bank of Nova Scotia ...   VRDN    09/30/96(a) 3.950        7,000,000
    12,300      District of Columbia, (Refunding, Series 1992
                  A-6, due 10/01/07), LOC National Westminster
                  PLC ...........................................   VRDN    09/03/96(a) 3.950       12,300,000
    13,700      District of Columbia, (Refunding,Series 1992 A-1,
                  due 10/01/07), LOC National Westminster Bank
                  PLC ...........................................   VRDN    09/03/96(a) 3.950       13,700,000
     6,400      District of Columbia, (The American University
                  Issue, Series 1985, due 10/01/15), LOC National
                  Westminster Bank PLC ..........................   VRDN    09/04/96(a) 3.550        6,400,000
                                                                                                --------------
                                                                                                    57,900,000
                                                                                                --------------

FLORIDA (5.4%)
     34,650     Dade County, (Water & Sewer System, Series 1994,
                  due 10/05/22), FGIC Insured ...................   VRDN    09/04/96(a) 3.350       34,650,000
     2,000      Florida, (Housing Finance Agency, Carlton Arms II
                  Project, Multi Family Housing Revenue, Series
                  1985-EEE, due 12/01/08), LOC Sumitomo Bank
                  Ltd. ..........................................   VRDN    09/04/96(a) 3.550        2,000,000
     5,750      Hernando County, (IDR, Refunding, Moore McCormack
                  Resources Inc. Project Series 1988, due
                  12/01/04), LOC Societe Generale ...............    RB     09/05/96(b) 3.506        5,750,000
     4,800      Hillsborough County, (Industrial Development
                  Authority, PCR, Refunding, Tampa Electric Co.,
                  Gannon Coal Conversion Project, Series 1990,
                  due 09/01/25) .................................   VRDN    09/03/96(a) 3.850        4,800,000
     4,485      Indian Trace, (Community Development, Basin 1
                  Water Management, Series 1989, due 05/01/10),
                  LOC Tokai Bank Ltd. ...........................   VRDN    09/04/96(a) 3.350        4,485,000
     6,865      Indian Trace, (Community Development, Basin 1
                  Water Management, Series 1991A, due 05/01/11),
                  LOC Tokai Bank Ltd. ...........................   VRDN    09/04/96(a) 3.350        6,865,000
     2,200      Jacksonville, (PCR, Florida Power & Light Co.
                  Project, Series 1995, due 05/01/29) ...........   VRDN    09/03/96(a) 3.750        2,200,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
FLORIDA (CONTINUED)
$      575      Orange County, (Industrial Development Authority,
                  IDR, Refunding, Noland Co. Project, Series
                  1989, due 02/01/04), LOC Wachovia Bank and
                  Trust .........................................   VRDN    09/05/96(a) 3.548%  $      575,000
     4,500      Orange County, (Florida Health Facilities
                  Authority, P-Floats-PA-95, due 10/01/14), LOC
                  Merrill Lynch Capital Services ................    TPP    09/05/96(a) 3.600        4,500,000
                                                                                                --------------
                                                                                                    65,825,000
                                                                                                --------------

GEORGIA (9.3%)
      3,545     Bartow County, (Georgia Development Authority,
                  PCR, Georgia Power Co., 1st Series, due
                  06/01/23) .....................................   VRDN    09/03/96(a) 3.800        3,545,000
    27,700      Burke County, (Development Authority, PCR,
                  Georgia Power Co., Series 1994, Vogtle
                  Project-4th Series, due 09/01/25) .............   VRDN    09/03/96(a) 3.800       27,700,000
     7,500      Burke County, (Development Authority, PCR,
                  Georgia Power Co., Series 1994, Vogtle
                  Project-5th Series, due 07/01/24) .............   VRDN    09/03/96(a) 3.700        7,500,000
     6,600      Burke County, (Development Authority, PCR,
                  Oglethorpe Power Corp., Series 1993A, due
                  01/01/16), FGIC Insured .......................   VRDN    09/04/96(a) 3.350        6,600,000
    17,500      Burke County, (Development Authority, PCR,
                  Oglethorpe Power Corp., Series 1994A, due
                  01/01/19), FGIC Insured .......................   VRDN    09/04/96(a) 3.350       17,500,000
       690      Cobb County, (Development Authority, IDR,
                  Refunding, Noland Co. Project, Series 1989, due
                  08/01/99), LOC Wachovia Bank and Trust ........   VRDN    09/05/96(a) 3.547          690,000
     1,500      DeKalb County, (Development Authority Revenue,
                  IDR, Refunding Noland Co. Project, Series 1989,
                  due 08/01/01), LOC Wachovia Bank and Trust ....   VRDN    09/05/96(a) 3.548        1,500,000
     4,000      DeKalb County, (Development Authority Revenue,
                  Metro Atlanta YMCA Project, Series 1995, due
                  06/01/20), LOC Wachovia Bank and Trust ........   VRDN    09/04/96(a) 3.350        4,000,000
    30,000      Fulton County, (Series 1996) ....................    TAN    12/31/96    4.000       30,043,499
     2,000      Georgia, (Series 1988) ..........................    GO     04/01/97    8.400        2,057,020
    10,000      Georgia, (Series 1993 C, BT # 149, due
                  07/01/08) .....................................    TPP    09/05/96(a) 3.500       10,000,000
     2,400      Putnam County, (Development Authority Revenue,
                  PCR, Georgia Power Co., Series 1, due
                  06/01/23) .....................................   VRDN    09/03/96(a) 3.800        2,400,000
                                                                                                --------------
                                                                                                   113,535,519
                                                                                                --------------


The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
HAWAII (0.6%)
$    6,900      Hawaii, (Housing Finance and Development
                  Corporation, Rental Housing Program, Housing
                  Program Revenue, Series 1989-A, 07/01/24), LOC
                  Banque Nationale De Paris .....................   VRDN    09/04/96(a) 3.550%  $    6,900,000
                                                                                                --------------

IDAHO (1.4%)
     17,000     Idaho State, (Series 1996) ......................    TAN    06/30/97    4.500       17,081,182
                                                                                                --------------

ILLINOIS (4.7%)
        540     Charleston, (Servistar Corp. Project, Series
                  1988, due 10/01/97), LOC ABN Amro Bank NV .....   VRDN    09/05/96(a) 3.547          540,000
    11,085      Chicago, (O'Hare International Airport, General
                  Airport Second Lien, Series 1984B, due
                  01/01/15), LOC Societe Generale ...............   VRDN    09/04/96(a) 3.500       11,085,000
     6,000      Chicago, (O'Hare International Airport, General
                  Airport Second Lien, Series 1994C, due
                  01/01/18), LOC Societe Generale ...............   VRDN    09/04/96(a) 3.500        6,000,000
     9,900      Counties of Jackson and Union, (Regional Port
                  Distributors, Enron Transportation Services,
                  Refunding, Series 1994, due 04/01/24), LOC
                  Mitsubishi Bank Ltd., Houston .................   VRDN    09/04/96(a) 3.500        9,900,000
     1,300      Illinois, (Development Finance Authority ,
                  Limited Obligation Revenue Bond, Dart Container
                  Corp. of Illinois Project, Series 1984, due
                  12/01/09), LOC National Bank of Detroit .......   VRDN    09/05/96(a) 3.547        1,300,000
     5,200      Illinois, (Development Finance Authority, PCR,
                  Illinois Power Co. Project, Series 1993B, due
                  11/01/28), LOC Canadian Imperial Bank of
                  Commerce ......................................   VRDN    09/04/96(a) 3.500        5,200,000
     2,600      Illinois, (Health Facilities Authority, SSM
                  Health Care Project, Series 1990A, 06/01/06),
                  LOC Rabobank Nederland ........................   VRDN    09/03/96(a) 3.600        2,600,000
     5,000      Illinois, (Health Facilities Authority, Swedish
                  Covenant Hospital Project, Series 1995, due
                  08/01/25), AMBAC Insured ......................   VRDN    09/04/96(a) 3.500        5,000,000
    10,900      Joliet, (Regional Port District, Refunding, Exxon
                  Project, Series 1989, due 10/01/24) ...........   VRDN    09/03/96(a) 3.750       10,900,000
     1,000      North Chicago, (Lake County, IDR, Abbott Labs
                  Project, Series 1983, due 12/01/03) ...........   VRDN    10/01/96(a) 4.537        1,000,000
     3,000      Saint Charles, (Illinois Industrial Development
                  Revenue, Pier 1 Imports-Midwest Project, Series
                  1986, due 12/15/26), LOC National Westminster
                  PLC ...........................................   VRDN    09/04/96(a) 3.550        3,000,000
                                                                                                --------------
                                                                                                    56,525,000
                                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
INDIANA (0.6%)
$    4,050      Rockport, (Indiana Pollution Control, PCR,
                  Indiana and Michigan Electric Co. Project,
                  Series 1985A, due 08/01/14), LOC Swiss Bank
                  Corp. .........................................   VRDN    09/04/96(a) 3.550%  $    4,050,000
     3,000      Rockport, (Indiana Pollution Control, PCR,
                  Refunding, AEP Generating Co. Project, Series
                  1995B, due 07/01/25), AMBAC Insured ...........   VRDN    09/03/96(a) 3.850        3,000,000
                                                                                                --------------
                                                                                                     7,050,000
                                                                                                --------------

IOWA (0.5%)
      6,255     Polk County, (Hospital Equipment & Improvement
                  Revenue, due 12/01/05), MBIA Insured ..........   VRDN    09/03/96(a) 3.500        6,255,000
                                                                                                --------------

KANSAS (1.4%)
      2,000     Garden City, (IDR Refunding, Inland Container
                  Corp. Project, Series 1983, due 01/01/08), LOC
                  Credit Suisse .................................   VRDN    10/01/96(a) 3.500        2,000,000
    10,000      Kansas, (Department of Transportation & Highways,
                  Series 1994B, due 09/01/14) ...................   VRDN    09/04/96(a) 3.350       10,000,000
     1,650      Wichita, (Airport Authority Adjustable Mode
                  Facility Revenue, Refunding, Flight Safety
                  International Inc., Project, Series 1990, due
                  11/01/01), LOC Wachovia Bank and Trust ........   VRDN    09/05/96(a) 3.550        1,650,000
     3,300      Wichita, (CSJ Health System of Wichita, Inc.
                  Revenue, Series 25 1985, due 10/01/11), LOC
                  Sumitomo Bank Ltd. ............................   VRDN    09/04/96(a) 3.700        3,300,000
                                                                                                --------------
                                                                                                    16,950,000
                                                                                                --------------

LOUISIANA (3.9%)
      4,500     Ascension Parish, (Borden Inc. Project,
                  Refunding, Series 1992, due 12/01/09), LOC
                  Credit Suisse .................................   VRDN    09/04/96(a) 3.500        4,500,000
     6,000      Calcasieu Parish, (IDR, Refunding, Olin Corp.
                  Project, Series 1993B, due 02/01/16), LOC
                  Wachovia Bank .................................   VRDN    09/03/96(a) 3.800        6,000,000
     3,770      Calcasieu Parish, (Recovery District Sales Tax,
                  Road Improvement, due 09/01/97), LOC National
                  Westminster Bank PLC ..........................   VRDN    09/05/96(a) 3.550        3,770,000
     7,000      Lake Charles, (Harbor and Terminal District,
                  Reynolds Metal Co. Project, Series 1990, due
                  05/01/06), LOC Canadian Imperial Bank of
                  Commerce ......................................   VRDN    09/04/96(a) 3.500        7,000,000
     7,200      Louisiana, (Public Facilities Authority,
                  Refunding, Hospital Equipment Financing, Series
                  1985A, due 12/01/05), LOC Sumitomo Bank
                  Ltd. ..........................................   VRDN    09/04/96(a) 4.000        7,200,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
LOUISIANA (CONTINUED)
$   11,255      Louisiana, (Public Facilities Authority,
                  Refunding, Hospital Revenue, Series 1985, due
                  12/01/00), LOC Banque National de Paris .......   VRDN    09/04/96(a) 3.500%  $   11,255,000
     7,100      New Orleans, (Louisana Aviation Board, Series
                  1993B, due 08/01/16), MBIA Insured ............   VRDN    09/04/96(a) 3.350        7,100,000
                                                                                                --------------
                                                                                                    46,825,000
                                                                                                --------------

MARYLAND (1.2%)
     10,000     Anne Arundel County, (PCR, Baltimore Gas and
                  Electric Co. Project, Series 1989, due
                  07/01/14) .....................................    RB     07/01/97(b) 3.950       10,000,000
     4,900      Montgomery County, (Series 1995) ................    CP     10/08/96    3.500        4,900,000
                                                                                                --------------
                                                                                                    14,900,000
                                                                                                --------------

MASSACHUSETTS (2.7%)
      9,700     Massachusetts State, (Health & Education
                  Facilities Authority, Brigham and Women's
                  Hospital, Series 1985A, due 07/01/17), LOC
                  Sanwa Bank Ltd. ...............................   VRDN    09/04/96(a) 3.450        9,700,000
    19,800      Massachusetts, (Series 1990B, due 12/01/97), LOC
                  National Wesminster Bank PLC ..................   VRDN    09/03/96(a) 3.650       19,800,000
     3,000      Massachusetts, (Series 1990E, due 12/01/97), LOC
                  ABN-AMRO Bank NV ..............................   VRDN    09/03/96(a) 3.650        3,000,000
                                                                                                --------------
                                                                                                    32,500,000
                                                                                                --------------

MICHIGAN (4.6%)
     17,000     Michigan State, (Series 1996) ...................    GO     09/30/96    4.000       17,007,462
     3,300      Michigan State, (Strategic Fund Limited,
                  Obligation Revenue Refunding, Dow Chemical Co.
                  Project, due 02/01/09) ........................   VRDN    09/03/96(a) 3.850        3,300,000
    10,600      Michigan State, (Strategic Fund Limited, Reserve
                  1, Series 1995, due 09/01/30), LOC Barclays
                  Bank PLC ......................................   VRDN    09/03/96(a) 3.750       10,600,000
     1,000      Michigan, (Housing Development Authority, Series
                  1994C, due 04/01/19), LOC Credit Suisse,
                  N.Y. ..........................................   VRDN    09/04/96(a) 3.500        1,000,000
    23,425      Midland County (Economic Development Corp.,
                  Limited Obligation Revenue, Refunding, Dow
                  Chemical Co. Project, Series 1993B, due
                  12/01/15) .....................................   VRDN    09/03/96(a) 3.800       23,425,000
                                                                                                --------------
                                                                                                    55,332,462
                                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
MINNESOTA (0.4%)
$    1,325      St. Louis Park, (Tax Increment Revenue, Series
                  1987B, due 03/01/02), LOC Sumitomo Bank
                  Ltd. ..........................................   VRDN    09/05/96(a) 3.550%  $    1,325,000
     3,100      University of Minnesota, (University Revenues,
                  Series 1985G, due 10/01/07) ...................   VRDN    02/01/97(a) 3.750        3,100,000
                                                                                                --------------
                                                                                                     4,425,000
                                                                                                --------------

MISSISSIPPI (0.0%)*
        535     Columbus, (IDR, Refunding Noland Co. Project,
                  Series 1989, due 05/01/99), LOC Wachovia Bank
                  and Trust .....................................   VRDN    09/05/96(a) 3.547          535,000
                                                                                                --------------

MISSOURI (1.5%)
     11,000     Missouri, (Environmental Improvement and Energy
                  Resources Authority, PCR, Union Electric Co.
                  Project, Series 1984B, Maturity 06/01/14), LOC
                  Union Bank of Switzerland .....................    RB     06/01/97(b) 5.000       11,000,000
     7,500      Missouri, (Health and Educational Facilities
                  Revenue, SSM Health Care Projects, Series
                  1995C, due 06/01/22), MBIA Insured ............   VRDN    09/03/96(a) 3.500        7,500,000
                                                                                                --------------
                                                                                                    18,500,000
                                                                                                --------------

NEBRASKA (0.9%)
     10,650     Lancaster County, (Hospital Authority No. 1,
                  Hospital Revenue, Refunding, Bryan Memorial
                  Hospital Project, due 06/01/12), MBIA
                  Insured .......................................   VRDN    09/04/96(a) 3.350       10,650,000
                                                                                                --------------

NEVADA (0.5%)
      6,000     Clark County, (Nevada Industrial Development
                  Revenue, IDR, Refunding, Nevada Power Co.
                  Project, Series 1995C, due 10/01/30), LOC
                  Barclays Bank PLC .............................   VRDN    09/04/96(a) 3.550        6,000,000
                                                                                                --------------

NEW HAMPSHIRE (0.1%)
      1,790     New Hampshire, (Higher Educational and Health
                  Facilities Authority, Dartmouth College Issue,
                  Student Loan Revenue, Series 1994, due
                  06/01/19) .....................................   VRDN    06/01/97(a) 3.800        1,790,000
                                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
NEW YORK (8.9%)
$   31,900      New York City Municipal Water Finance Authority,
                  (Water and Sewer Systems, Series 1995A, due
                  06/15/25), FGIC Insured .......................   VRDN    09/03/96(a) 4.000%  $   31,900,000
    11,400      New York City, (Series 1993, Sub-Series A-10, due
                  08/01/16), LOC Morgan Guaranty Trust ..........   VRDN    09/03/96(a) 4.000       11,400,000
     9,100      New York City, (Series 1993, Sub-Series A-10, due
                  08/01/17), LOC Sumitomo Bank Ltd. .............   VRDN    09/03/96(a) 4.000        9,100,000
     2,600      New York City, (Sub-Series 1993 B-4, due,
                  08/15/21), LOC Union Bank of Switzerland ......   VRDN    09/03/96(a) 4.000        2,600,000
     3,500      New York City, (Sub-Series 1993 B-4, due
                  08/15/23), LOC Union Bank of Switzerland ......   VRDN    09/03/96(a) 4.000        3,500,000
     3,400      New York State, (Energy Research and Development
                  Authority, PCR, New York Electric and Gas,
                  Series 1985D, due 12/01/15), LOC Union Bank of
                  Switzerland ...................................    RB     12/01/96(b) 3.650        3,400,000
    39,700      New York State, Energy Research & Development
                  Authority, (Niagara Mohawk Power Corp., Series
                  1985A, due 07/01/15), LOC Toronto Dominion
                  Bank ..........................................   VRDN    09/03/96(a) 3.950       39,700,000
     6,000      Port Authority of New York & New Jersey, (Special
                  Obligation Revenue, Versatile Structure
                  Obligation - 5, Series 1996, due 08/01/24) ....   VRDN    09/03/96(a) 3.650        6,000,000
                                                                                                --------------
                                                                                                   107,600,000
                                                                                                --------------

NORTH CAROLINA (1.7%)
      2,100     Ashe County, (Industrial Facilities and Pollution
                  Control Finance Authority, IDR, Refunding,
                  Gates Rubber Co. Project, Series 1988, due
                  07/01/10), LOC National Bank of Detroit .......   VRDN    09/05/96(a) 3.547        2,100,000
     2,140      Davidson County, (Industrial Facilities and
                  Pollution Control Financing Authority, IDR,
                  Lowes Co., Inc. Project, Series 1990, due
                  07/01/20), LOC National Westminster Bank
                  PLC ...........................................   VRDN    09/05/96(a) 3.547        2,140,000
     2,000      Mecklenburg County, (Industrial Facilities and
                  Pollution Control Financing Authority, IDR,
                  Allied Corp. Project, Series 1984, 09/01/14),
                  LOC ABN Amro Bank .............................   VRDN    09/03/96(a) 3.650        2,000,000
     1,040      North Carolina, (Eastern Municipal Power Agency,
                  Floats PA-34 B, Series 1993, due 01/01/22) ....   VRDN    09/05/96(a) 3.550        1,040,000
     4,700      North Carolina, (Eastern Municipal Power Agency,
                  Floats PA-34A, Series 1993, due 01/01/24) .....   VRDN    09/05/96(a) 3.550        4,700,000
     1,600      North Carolina, (Educational Facilities Finance
                  Agency, Guilford College Project, Series 1993,
                  due 09/01/23), LOC Wachovia Bank and Trust ....   VRDN    09/03/96(a) 3.700        1,600,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
NORTH CAROLINA (CONTINUED)
$    4,000      Wake County, (Industrial Facilities and Pollution
                  Control Financing Authority, PCR, Carolina
                  Power and Light Project, Series 1985A, due
                  05/01/15), LOC Credit Suisse ..................   VRDN    09/04/96(a) 3.400%  $    4,000,000
     2,600      Wake County, (Industrial Facilities and Pollution
                  Control Financing Authority, PCR, Carolina
                  Power Light Co. Project, Series 1985B,
                  09/01/15), LOC Sumitomo Bank Ltd. .............   VRDN    09/04/96(a) 3.600        2,600,000
                                                                                                --------------
                                                                                                    20,180,000
                                                                                                --------------

OHIO (2.5%)
      8,700     Hamilton County, (Health System Revenue,
                  Franciscan Sisters Poor Health, Series 1987A,
                  due 03/01/17), LOC Sumitomo Bank, Ltd. ........   VRDN    09/03/96(a) 3.750        8,700,000
     6,220      Ohio, (Air Quality Development Authority,
                  Pollution Control Revenue, Cleveland Electric,
                  Series 1988B, due 03/01/18), FGIC Insured .....    RB     09/03/96(b) 3.600        6,220,000
     7,500      Ohio, (Air Quality Development Authority,
                  Pollution Control Revenue, Cleveland Electric,
                  Series 1988B, due 03/01/18), FGIC Insured .....   VRDN    10/01/96(a) 3.600        7,500,000
     4,000      Ohio, (Air Quality Development Authority, Series
                  1985A, due 12/01/15), LOC Union Bank of
                  Switzerland ...................................   VRDN    09/03/96(a) 4.000        4,000,000
     4,400      Wooster, (IDR, Allen Group Inc. Project, Series
                  1985, 12/01/10), LOC Dresdner Bank ............   VRDN    09/04/96(a) 3.950        4,400,000
                                                                                                --------------
                                                                                                    30,820,000
                                                                                                --------------

OKLAHOMA (3.6%)
     30,200     Oklahoma, (Water Resources Board, State Loan
                  Revenue Program, Series 1994A, due
                  09/01/23) .....................................    RB     09/01/96(b) 3.250       30,200,000
     5,125      Tulsa, (Industrial Development Authority,
                  Hillcrest Medical Center Project, Series 1988,
                  due 03/01/18), LOC Sumitomo Bank ..............   VRDN    09/04/96(a) 3.500        5,125,000
     8,425      Washington County, (Medical Authority, Refunding,
                  Jane Phillips Hospital, Series 1989B, due
                  11/01/14), LOC Credit Local de France .........   VRDN    11/01/96(a) 5.550        8,425,000
                                                                                                --------------
                                                                                                    43,750,000
                                                                                                --------------

OREGON (0.4%)
      5,000     Port Portland, (PCR, Reynolds Metal Co. Project,
                  due 12/01/09), LOC Bank of Nova Scotia ........   VRDN    09/03/96(a) 3.700        5,000,000
                                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
PENNSYLVANIA (6.3%)
$   13,880      Allegheny County, (Hospital Development
                  Authority, Presbyterian University Hospital,
                  Series 1988B-1, due 03/01/18), LOC PNC
                  Financial .....................................   VRDN    09/05/96(a) 3.500%  $   13,880,000
     5,475      Allegheny County, (Hospital Development
                  Authority, Presbyterian University Hospital,
                  Series 1988B-2, due 03/01/18), LOC PNC
                  Financial .....................................   VRDN    09/05/96(a) 3.500        5,475,000
     2,500      Allegheny County, (Hospital Development
                  Authority, Presbyterian University Hospital,
                  Series 1988B-3, due 03/01/18), LOC PNC Bank ...   VRDN    09/05/96(a) 3.500        2,500,000
     4,100      Allegheny County, (Hospital Development
                  Authority, Presbyterian University Hospital,
                  Series 1990B, due 03/01/20), MBIA Insured .....   VRDN    09/05/96(a) 3.500        4,100,000
     6,000      Allegheny County, (Industrial Development
                  Authority, IDR Refunding, Dowty Corp. Project,
                  Series 1986, due 12/01/01), LOC Mellon Bank ...   VRDN    09/04/96(a) 3.600        6,000,000
     5,000      Allegheny County, (Industrial Development
                  Authority, U.S.-Steel Environmental Improvement
                  Project, due 10/01/12), LOC Commerzbank
                  Aktiengesel ...................................    RB     12/06/96(b) 3.550        5,000,000
     3,500      Clinton County, (Industrial Development
                  Authority, IDR, Mellon Bank Central National
                  Assistance Project, Series 1985, due 09/01/05),
                  LOC Mellon Bank ...............................   VRDN    09/04/96(a) 3.600        3,500,000
     1,100      Delaware County, (Pennsylvania Industrial
                  Development Authority, Airport Facilities
                  Revenue, United Parcel Service Project, due
                  12/01/15) .....................................   VRDN    09/03/96(a) 3.650        1,100,000
     3,150      Lehigh County, (Industrial Development Authority,
                  PCR, P-Floats-PA-99, due 09/01/29), MBIA
                  Insured .......................................   VRDN    09/05/96(a) 3.500        3,150,000
     2,000      Pennsylvania State, (Industrial Development
                  Authority, Series 1990, due 05/01/04) .........   VRDN    09/04/96(a) 3.600        2,000,000
    14,800      Pennsylvania, (Higher Educational Facilities
                  Authority, Health Services Revenue, Allegheny
                  Delaware Valley, due 11/15/35), LOC PNC
                  Bank ..........................................   VRDN    09/04/96(a) 3.400       14,800,000
    15,000      Philadelphia, (School District, Series 1996) ....   TRAN    06/30/97    4.500       15,059,749
                                                                                                --------------
                                                                                                    76,564,749
                                                                                                --------------

SOUTH CAROLINA (2.8%)
      9,250     Allendale County, (IDR, Refunding, King Seeley
                  Thermos Co. Project, Series 1988, due
                  08/01/01), LOC Bank of Nova Scotia ............   VRDN    09/05/96(a) 3.547        9,250,000
     1,500      Laurens County, (IDR, Asten Press Fabrics, Inc.
                  Project, Series 1991, Refunding, due 09/01/00),
                  LOC Wachovia Bank and Trust ...................   VRDN    09/05/96(a) 3.550        1,500,000
    10,300      South Carolina, (Jobs, Economic Development
                  Authority, Saint Francis Hospital, due
                  07/01/22), LOC Chemical Bank ..................   VRDN    09/03/96(a) 3.700       10,300,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
SOUTH CAROLINA (CONTINUED)
$   10,090      South Carolina, (Public Service Authority,
                  Refunding, Series 1996B) ......................    RB     01/01/97(b) 4.000%  $   10,102,910
     1,330      South Carolina, (State Highway, Series 1996A) ...    GO     02/01/97    6.100        1,344,282
     1,060      Spartanburg County, (IDR, Refunding, Holberg
                  Electronic Corp. Project, Series 1989A, due
                  11/01/05), LOC Wachovia Bank and Trust ........   VRDN    09/05/96(a) 3.550        1,060,000
                                                                                                --------------
                                                                                                    33,557,192
                                                                                                --------------

TENNESSEE (3.6%)
      3,100     Collierville, (Industrial Development Board, due
                  03/01/00), LOC National City Bank of
                  Cleveland .....................................   VRDN    10/01/96(a) 5.362        3,100,000
     1,365      Franklin, (Industrial Development Board, IDR,
                  Refunding, Noland Co. Project, Series 1989, due
                  05/01/97), LOC Wachovia Bank and Trust ........    RB     09/05/96(b) 3.548        1,365,000
     6,500      Knox County, (Industrial Development Board, IDR,
                  Moore McCormack Resources Inc. Project Series
                  1988, due 06/01/06), LOC Societe Generale .....   VRDN    10/01/96(a) 3.500        6,500,000
     1,400      Metropolitan Nashville & Davidson County, (Health
                  & Education Facilities Board, Vanderbilt
                  University, Series 1985B, due 05/01/13) .......    RB     05/01/97(b) 3.700        1,400,000
     3,400      Metropolitan Nashville Airport Authority (Special
                  Facilities Revenue, American Airlines Project,
                  Series 1995A, due 10/01/12), LOC Credit
                  Suisse ........................................   VRDN    09/03/96(a) 3.700        3,400,000
     7,300      Nashville, (Metropolitan Airport Authority,
                  Special Facilities Revenue, American Airlines
                  Project, Series 1995B, due 10/01/12), LOC
                  Bayerische Landesbank .........................   VRDN    09/03/96(a) 3.700        7,300,000
       800      Sullivan County, (Industrial Development Board,
                  PCR, Refunding, Mead Corp. Project, Series
                  1986, due 10/01/16), LOC Union Bank of
                  Switzerland ...................................   VRDN    09/03/96(a) 3.700          800,000
    20,000      Tennessee, (Local Development Authority Revenue,
                  Series 1996A) .................................    RAN    05/29/97    4.000       20,055,627
                                                                                                --------------
                                                                                                    43,920,627
                                                                                                --------------

TEXAS (9.1%)
      1,500     El Paso, (Industrial Development Authority,
                  Contel Cellular of El Paso Inc. Project, Series
                  1985, due 02/01/04), LOC Bank of Nova
                  Scotia ........................................   VRDN    10/01/96(a) 5.362        1,500,000
     9,000      Grayson County, (Industrial Development Corp.,
                  Aluminum Co. of America, Refunding, Series
                  1992, due 12/01/02) ...........................   VRDN    09/05/96(a) 3.550        9,000,000
     1,400      Gulf Coast, (Waste Disposal Authority, PCR, Amoco
                  Oil Co. Project, Refunding, due 10/01/17) .....   VRDN    09/03/96(a) 3.750        1,400,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
TEXAS (CONTINUED)
$   10,400      Harris County, (Health Facilities Development
                  Corp., Texas Health Care System Sisters of
                  Charity Incarnate, Series 1985), LOC Toronto
                  Dominion Bank .................................    CP     10/16/96    3.500%  $   10,400,000
    25,000      Harris County, (Series 1996) ....................    TAN    02/28/97    4.500       25,089,182
       900      Lone Star Airport Improvement Authority, (Series
                  1984 B-4, due 12/01/14), LOC Royal Bank of
                  Canada ........................................   VRDN    09/03/96(a) 3.700          900,000
     1,400      Lone Star Texas Airport Improvement Authority,
                  (Series 1984 B-3, due 12/01/14), LOC Royal Bank
                  of Canada .....................................   VRDN    09/03/96(a) 3.700        1,400,000
    37,640      Lower Colorado River Authority, (Refunding,
                  Junior Lien, 3rd Supplement Series, due
                  01/01/13), MBIA Insured .......................    RB     09/04/96(b) 3.350       37,640,000
     4,500      Mansfield, (Industrial Development Corp., Pier 1
                  Import-Texas Inc. Project, Series 1986, due
                  11/01/26), LOC National Wesminster PLC ........   VRDN    09/04/96(a) 3.550        4,500,000
     3,000      North Central, (Health Facilities Development
                  Corp., Hospital Revenue, Presbyterian Medical
                  Center, Series 1985D, due 12/01/15), MBIA
                  Insured .......................................   VRDN    09/03/96(a) 3.700        3,000,000
     5,050      Sabine River Authority, (PCR, Utilities Electric
                  Co., Refunding, Series 1995B, due 06/01/30),
                  LOC Union Bank of Switzerland .................   VRDN    09/03/96(a) 4.000        5,050,000
     9,000      Texas State, (Series 1997) ......................   TRAN    08/29/97    4.750        9,066,950
     1,615      Texas, (Higher Education Authority, Series 1985B,
                  due 02/01/25), FGIC Insured ...................   VRDN    09/04/96(a) 3.500        1,615,000
                                                                                                --------------
                                                                                                   110,561,132
                                                                                                --------------

UTAH (1.0%)
      2,565     Carbon County, (PCR, Refunding, Pacificorp
                  Project, Series 1994, due 11/01/24), LOC Bank
                  of New York ...................................   VRDN    09/03/96(a) 3.850        2,565,000
     9,000      Intermountain Power Agency, (Utah Power Supply
                  Revenue, Series 1985F, due 07/01/15), LOC Swiss
                  Bank ..........................................    RB     09/15/96(b) 3.350        9,000,000
                                                                                                --------------
                                                                                                    11,565,000
                                                                                                --------------

VERMONT (0.6%)
      7,400     Vermont, (Student Assistance Corp., Student Loan
                  Revenue Bond, Series 1985, due 01/01/04), LOC
                  National Wesminster Bank PLC ..................   VRDN    10/01/96(a) 3.750        7,400,000
                                                                                                --------------

VIRGINIA (0.9%)
      4,900     Arlington County, (Ballston Public Parking
                  Project, Series 1984, due 08/01/17), LOC
                  Citibank ......................................   VRDN    09/03/96(a) 3.500        4,900,000
     2,945      Chesterfield County, (Improvement and Refunding
                  Bond, Series 1991, due 07/15/03) ..............   VRDN    09/04/96(a) 3.450        2,945,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
     (IN                                                           SECURITY  MATURITY
 THOUSANDS)                   SECURITY DESCRIPTION                  TYPE       DATE      RATE       VALUE
-------------   -------------------------------------------------  -------  ----------  ------  --------------
VIRGINIA (CONTINUED)
$    1,000      Virginia Beach, (Industrial Development
                  Authority, IDR, Norfolk Virginia Beach,
                  Portsmouth MSA Limited Partnership Project, due
                  12/01/04), LOC Bank of Nova Scotia ............   VRDN    10/01/96(a) 5.362%  $    1,000,000
     2,400      Virginia, (State Housing Development Authority,
                  AHC Service Corp., Series 1987A, due 09/01/17),
                  LOC Mitsubishi Ltd. ...........................   VRDN    09/04/96(a) 3.550        2,400,000
                                                                                                --------------
                                                                                                    11,245,000
                                                                                                --------------

WASHINGTON (0.5%)
      6,400     Seattle, (Washingon Water Systems Revenue, Series
                  1995, due 09/01/25), LOC Bayerische
                  Landesbank ....................................   VRDN    09/04/96(a) 3.500        6,400,000
                                                                                                --------------

WEST VIRGINIA (0.1%)
      1,000     Mercer County, (IDR, Refunding, Noland Co.
                  Project, Series 1989, due 05/01/01), LOC
                  Wachovia Bank and Trust .......................   VRDN    09/05/96(a) 3.547        1,000,000
                                                                                                --------------

WISCONSIN (1.0%)
      2,500     Marshfield, (IDR, Beatrice Cheese Inc., Project,
                  Series 1984, due 12/01/14), LOC Wachovia Bank
                  and Trust .....................................   VRDN    09/05/96(a) 3.547        2,500,000
     1,300      Seymour, (IDR, Beatrice Cheese Inc., Project,
                  Series 1984, due 12/01/98), LOC Wachovia Bank
                  and Trust .....................................   VRDN    09/05/96(a) 3.548        1,300,000
     8,500      Wisconsin, (Custodial Receipt Certificates, due
                  05/01/04) .....................................    TPP    09/05/96(a) 3.500        8,500,000
                                                                                                --------------
                                                                                                    12,300,000
                                                                                                --------------
                TOTAL INVESTMENTS (COST $1,206,628,282) (99.3%) ..............................   1,206,628,282
                OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%) .................................       7,948,504
                                                                                                --------------
                NET ASSETS (100.0%) ..........................................................  $1,214,576,786
                                                                                                --------------
                                                                                                --------------

------------------------------
(a)
  Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(b)
  The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

*  Less than 0.1%

  Abbreviations used in the Schedule of Investments are as follows: AMBAC - Ambac Indemnity Corp., CP - Commercial Paper, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., PCR - Pollution Control Revenue, RAN - Revenue Anticipation Note, RB - Revenue Bond, TAN - Tax Anticipation Note, TPP - Third Party Put, TRAN - Tax Revenue Anticipation Note, VRDN - Variable Rate Demand Note.

   Refunding - Bonds for which the issuer has issued new bonds and cancelled the old issue.

  Prerefunded - Bonds for which the issuer of the bond invests the proceeds from a susequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value  $1,206,628,282
Cash                                          1,538,586
Interest Receivable                           6,745,136
Prepaid Trustees' Fees                            4,277
Prepaid Expenses and Other Assets                 6,390
                                         --------------
    Total Assets                          1,214,922,671
                                         --------------

LIABILITIES
Advisory Fee Payable                            187,631
Custody Fee Payable                              55,770
Administrative Services Fee Payable              33,711
Administration Fee Payable                       15,433
Fund Services Fee Payable                         2,358
Accrued Expenses                                 50,982
                                         --------------
    Total Liabilities                           345,885
                                         --------------

NET ASSETS
Applicable to Investors' Beneficial
  Interests                              $1,214,576,786
                                         --------------
                                         --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                      $42,041,824

EXPENSES
Advisory Fee                             $2,154,248
Custodian Fees and Expenses                 235,187
Administrative Services Fee                 205,419
Administration Fee                          113,132
Fund Services Fee                            62,310
Professional Fees and Expenses               42,980
Trustees' Fees and Expenses                  21,259
Miscellaneous                                12,815
                                         ----------
    Total Expenses                                     2,847,350
                                                     -----------
NET INVESTMENT INCOME                                 39,194,474

NET REALIZED LOSS ON INVESTMENTS                          (1,789)
                                                     -----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $39,192,685
                                                     -----------
                                                     -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         FOR THE FISCAL  FOR THE FISCAL
                                           YEAR ENDED      YEAR ENDED
                                           AUGUST 31,      AUGUST 31,
                                              1996            1995
                                         --------------  --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $   39,194,474  $   41,496,228
Net Realized Loss on Investments                 (1,789)       (266,979)
                                         --------------  --------------
    Net Increase in Net Assets
    Resulting from Operations                39,192,685      41,229,249
                                         --------------  --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS
Contributions                             4,223,774,582   4,119,755,028
Withdrawals                              (4,136,830,334) (4,094,390,648)
                                         --------------  --------------
    Net Increase from Investors'
    Transactions                             86,944,248      25,364,380
                                         --------------  --------------
    Total Increase in Net Assets            126,136,933      66,593,629

NET ASSETS
Beginning of Fiscal Year                  1,088,439,853   1,021,846,224
                                         --------------  --------------
End of Fiscal Year                       $1,214,576,786  $1,088,439,853
                                         --------------  --------------
                                         --------------  --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                       FOR THE PERIOD
                                                                        JULY 12, 1993
                                             FOR THE FISCAL YEAR        (COMMENCEMENT
                                              ENDED AUGUST 31,               OF
                                            ---------------------      OPERATIONS) TO
                                            1996     1995     1994     AUGUST 31, 1993
                                            ---      ---      ---      ---------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                  0.25%    0.25%    0.25%          0.25%(a)
  Net Investment Income                     3.40%    3.61%    2.37%          2.28%(a)

------------------------
(a)Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $955,814,753 on that date from The JPM Pierpont Tax Exempt Money Market Fund, (formerly The Pierpont Tax Exempt Money Market Fund), in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interest in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended August 31, 1996, this fee amounted to $2,154,248.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------
      billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period from September 1, 1995 through December 28, 1995, Signature's fee for these services amounted to $19,005.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds,The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, such fees amounted to $91,843. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI's fees are to be paid by the Portfolio (see Note 2c). For the period from August 1, 1996 through August 31, 1996, the fee for these services amounted to $2,284.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Portfolio and that was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee and brokerage costs at 0.03% of the Portfolio's average daily net assets. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, the fee for these services amounted to $171,708.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1996
--------------------------------------------------------------------------------

      Effective August 1, 1996, the Services Agreement was amended such that the aggregate complex-wide fees to be paid by the Portfolio under both the amended Services Agreement and the Co-Administration Agreement (see Note
      2b) is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. For the period from August 1, 1996 through August 31, 1996, the fee for these services amounted to $33,711.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $62,310 for the fiscal year ended August 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $8,000.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Money Market Portfolio (the "Portfolio") at August 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the three years in the period then ended and for the period July 12, 1993 (commencement of operations) through August 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
October 16, 1996